EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Prime Money Market Fund, Government Bond Fund, High Yield Bond Fund and Multi-Asset Fund, in interactive data format.

CNI Charter Funds
400 North Roxbury Drive
Beverly Hills, California 90210

April 5, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	CNI Charter Funds (File Nos. 333-16093 and 811-07923)

Ladies and Gentlemen:

CNI Charter Funds proposes to file, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in an amended Prospectus, dated January 28, 2013, as supplemented March 15, 2013, and filed on March 15, 2013.

The purpose of this filing is to submit the 497(e) filing dated March 15, 2013, in XBRL format.

Please call the undersigned at (610) 676-4350 with any comments or questions relating to the filing.

Sincerely,

/s/ Lisa Whittaker

Lisa Whittaker Vice President and Secretary

Enclosures